INCOME TAX (Tables)	12 Months Ended
Oct. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATES RECONCILIATION

Significant items resulting in the difference between the Company’s income tax rate and the federal statutory rate are as follows:

	2021	2020
	$	$
Loss for the year	(23,549,612)	(4,672,605)
Effective statutory rate	33.02%	31.21%
Expected income tax recovery at statutory rate	(7,778,880)	(1,458,320)
Net adjustment for deductible and non-deductible amounts	2,636,262	250,196
Foreign exchange effect	(9,867)	(175,597)
Valuation allowance	5,152,485	1,383,721
Deferred income tax provision (recovery)	–	–

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY

The Company’s deferred tax assets and liabilities are as follows:

	2021	2020
	$	$
Non-capital loss carry-forwards	5,340,578	2,600,561
Property and equipment	(159,673)	(123,561)
Lease liability	180,812	103,789
Convertible debenture	(509,985)	–
Convertible debenture – derivative liability	2,532,898	–
Exploration and evaluation asset	359,700	-
Share issue costs	-	11,056
Valuation allowance	(7,744,330)	(2,591,845)
Deferred income tax asset (liability)	–	–